UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  June 30, 2011

              Check here if Amendment []; Amendment Number: _____

                       This Amendment (check only one.):

                           [  ]  is a restatement

                        [  ]  adds new holdings entries.

              Institutional Investment Manager Filing this Report:

              Name:   Ronald J. Juvonen
                      ------------------

              Address:  c/o Downtown Associates, L.L.C.
                        674 Unionville Road, Suite 105
                        --------------------------------
                        Kennett Square, PA 19348
                        -------------------------

FORM 13F FILE NUMBER: 28-  07598
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Ronald J. Juvonen
           -----------------
Title:     Managing Member
           ---------------
Phone:     (610) 925-3480
           --------------

Signature, Place, and Date of Signing:

/s/ Ronald J. Juvonen         Kennett Square, PA         August 12, 2011
----------------------       --------------------       -----------------



REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:             0
                                              --


Form 13F Information Table Entry Total:       10
---------------------------------------       --


Form 13F Information Table Value Total:       $ 87,393     (thousands)
---------------------------------------       --------


List of Other Included Managers:     None
--------------------------------     ----

                               Ronald J. Juvonen
                           Form 13F Information Table
                                 June 30, 2011




                            Title of               Value     Shares/    SH/  PUT/  INVSTMT  OTHER              VOTING AUTH
Name of Issuer                Class      Cusip    (x1000)    PRN AMT    PRN  CALL  DSCRETN  MNGRS     SOLE        SHRD      NONE
BGC PARTNERS INC              CL A      05541T101   14,714   1,903,542  SH         SOLE              1,903,542
CARMAX INC                    COM       143130102    5,758     174,105  SH         SOLE                174,105
CITI TRENDS INC               COM       17306X102    5,624     372,960  SH         SOLE                372,960
COSI INC                      COM       22122P101    4,881   5,100,000  SH         SOLE              5,100,000
GENTEX CORP                   COM       371901109    7,558     250,000  SH         SOLE                250,000
OBAGI MEDICAL PRODUCTS INC    COM       67423R108    8,116     860,688  SH         SOLE                860,688
RADISYS CORP                  COM       750459109    8,393   1,151,331  SH         SOLE              1,151,331
SKECHERS U S A INC            CL A      830566105   11,656     805,000  SH         SOLE                805,000
SUPER MICRO COMPUTER INC      COM       86800U104   18,960   1,178,400  SH         SOLE              1,178,400
TASER INTL INC                COM       87651B104    1,733     380,760  SH         SOLE                380,760









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